Income Taxes - Reconciliation between statutory and effective tax rate (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between statutory U.S. federal income tax rate and effective tax rate
Calculated tax benefit at statutory rate			35.00%	35.00%
Increase (decrease) in income taxes resulting from:
Reversal of valuation allowance, net of change in estimated Section 382 impact			(1167.60%)	73.40%
State and local income taxes			6.10%	5.00%
Tax exempt income			(5.30%)	24.20%
Non-deductible expenses			14.80%	(137.60%)
Total benefit for income taxes	24.40%	(8.60%)	(1117.00%)	0.00%
Reversal of valuation allowance			$ 61.4